Share-based plans - Stock Options Exercise Price Range (Details)	Dec. 31, 2018 EUR (€) shares	Jan. 01, 2018 EUR (€) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options	3,896,000	4,827,000
Outstanding options weighted average remaining contractual life	3.95
Outstanding options weighted average exercise price in Euro | €	€ 68.85	€ 65.67
Exercisable number of options	1,237,238
Exercisable options weighted average exercise price in Euro | €	€ 51.23
45 to 50
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options	937,423
Outstanding options weighted average remaining contractual life	3.3
Outstanding options weighted average exercise price in Euro | €	€ 49.9
Exercisable number of options	937,423
Exercisable options weighted average exercise price in Euro | €	€ 49.9
50 to 55
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options	126,696
Outstanding options weighted average remaining contractual life	0.51
Outstanding options weighted average exercise price in Euro | €	€ 52.44
Exercisable number of options	126,696
Exercisable options weighted average exercise price in Euro | €	€ 52.44
55 to 60
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options	173,119
Outstanding options weighted average remaining contractual life	2
Outstanding options weighted average exercise price in Euro | €	€ 57.6
Exercisable number of options	173,119
Exercisable options weighted average exercise price in Euro | €	€ 57.6
60 to 65
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options	0
Outstanding options weighted average remaining contractual life	0
Outstanding options weighted average exercise price in Euro | €	€ 0
Exercisable number of options	0
65 to 70
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options	0
Outstanding options weighted average remaining contractual life	0
Outstanding options weighted average exercise price in Euro | €	€ 0
Exercisable number of options	0
70 to 75
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options	0
Outstanding options weighted average remaining contractual life	0
Outstanding options weighted average exercise price in Euro | €	€ 0
Exercisable number of options	0
75 to 80
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options	2,659,340
Outstanding options weighted average remaining contractual life	4.47
Outstanding options weighted average exercise price in Euro | €	€ 77.04
Exercisable number of options	0